Investment Strategy	May 01, 2025
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus, is deleted in its entirety and replaced with the following:

The Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund operates as a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. In particular, the Fund allocates its assets among ETFs that each focus on U.S. dollar-denominated, high yield corporate bonds (commonly referred to as “junk bonds”) in the various sectors of the fixed income securities market (each, a “Sector” and collectively, the “Sectors”). As of December 31, 2024, the Sectors include: Industrials, Telecom, Media & Technology, Healthcare, Financial & REIT, Energy, Consumer Cyclicals, Consumer Non-Cyclicals, BB-rated, single-B rated, and CCC-rated Sectors. Exposure to the Sectors is obtained by investing in ETFs that invest in the specific sectors included in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Benchmark”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market (as determined by ICE Data Indices, LLC (“IDI” or “Index Provider”)). The sector classifications as determined by IDI are subject to change and are not controlled by the Fund or BondBloxx Investment Management Corporation (the “Adviser” or “BIM”), the Fund’s and the Underlying Funds’ (as defined below) investment adviser. The ETFs in which the Fund invests are: BondBloxx USD High Yield Bond Industrial Sector ETF (ticker: XHYI), BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (ticker: XHYT), BondBloxx USD High Yield Bond Healthcare Sector ETF (ticker: XHYH), BondBloxx USD High Yield Bond Financial & REIT Sector ETF (ticker: XHYF), BondBloxx USD High Yield Bond Energy Sector ETF |(ticker: XHYE), BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (ticker: XHYC), BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (ticker: XHYD), BondBloxx BB Rated USD High Yield Corporate Bond ETF (ticker: XBB), BondBloxx B Rated USD High Yield Corporate Bond ETF (ticker: XB), and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (ticker: XCCC) (each, an “Underlying Fund”). The Fund will be close to fully invested at all times in the Underlying Funds. Each Underlying Fund is an affiliated fund advised by the Adviser.

“Sector rotation” refers to the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors. The Adviser makes asset allocation recommendations among the Underlying Funds based on its fundamental investment approach that takes into consideration the analysis of macroeconomic, financial and market data to formulate decisions regarding the recommended sector allocation(s) within the portfolio, which may result in the allocation and reallocation of Fund assets from one or more Sectors into one or more other Sectors.

The Adviser’s asset allocations may attempt to enhance returns relative to the Underlying Benchmark by overweighting and underweighting exposure to the Sectors and this may consequently increase or reduce the Fund’s overall exposure to certain Underlying Funds. It is possible the Fund may not have exposure to all Sectors or Underlying Funds at all times.

The Adviser typically rebalances the Fund’s portfolio of Underlying Funds on a monthly basis, although rebalancing may occur more or less frequently depending on market conditions. As a result of frequent rebalances, the Fund may experience a high turnover rate.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly or indirectly through the Underlying Funds, in high yield bonds issued by U.S. companies. High yield bonds are below investment grade securities (sometimes referred to as “junk bonds”) that are rated below “BBB-” by S&P Global Ratings and Fitch or below “Baa3” by Moody’s or similar securities that are unrated but considered to be of equivalent quality by BIM. The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.